PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Details - Prices and Generation) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / MWh $ / MWh € / MWh R$ / MWh	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Change in fair value | $	$ 4,558	$ 887	$ 431
Brookfield Renewable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Change in fair value | $	$ 160	$ 150
North America | 1-10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	83
Estimates of future electricity prices	68
North America | 1-10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	57.00%
North America | 11-20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	80
Estimates of future electricity prices	116
North America | 11-20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	34.00%
Colombia | 1-10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	201,000
Estimates of future electricity prices	252,000
Colombia | 1-10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	22.00%
Colombia | 11-20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	0
Estimates of future electricity prices	354,000
Colombia | 11-20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	0.00%
Brazil | 1-10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | R$ / MWh	286
Estimates of future electricity prices | R$ / MWh	287
Brazil | 1-10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	69.00%
Brazil | 11-20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | R$ / MWh	397
Estimates of future electricity prices | R$ / MWh	452
Brazil | 11-20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	35.00%
Europe | 1-10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | € / MWh	93
Estimates of future electricity prices | € / MWh	79
Europe | 1-10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	72.00%
Europe | 11-20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | € / MWh	111
Estimates of future electricity prices | € / MWh	92
Europe | 11-20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	25.00%